Group entities (Tables)	12 Months Ended
Dec. 31, 2018
Interests in Other Entities [Abstract]
Disclosure of interests in subsidiaries

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2018	December 31, 2017	December 31, 2016
Parent
Euronav NV	Belgium	full	100.00%	100.00%	100.00%

Subsidiaries
Euronav Tankers NV	Belgium	full	100.00%	100.00%	100.00%
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	UK	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Antwerp (branch office)
Euronav Ship Management Ltd	Liberia	full	100.00%	100.00%	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore	Singapore	full	100.00%	100.00%	100.00%
Fiorano Shipholding Ltd	Hong Kong	full	NA	100.00%	100.00%
Larvotto Shipholding Ltd	Hong Kong	full	NA	100.00%	100.00%
Euronav MI II Inc	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Maritime Subsidiary II Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Maritime Subsidiary New IV Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Maritime Management LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Maritime Subsidiary V Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Maritime Subsidiary VIII Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Maritime Subsidiary Inc.	Marshall Islands	full	100.00%	NA	NA
GMR Zeus LLC	Marshall Islands	full	100.00%	NA	NA
GMR Atlas LLC	Marshall Islands	full	100.00%	NA	NA
GMR Hercules LLC	Marshall Islands	full	100.00%	NA	NA
GMR Ulysses LLC	Marshall Islands	full	100.00%	NA	NA
GMR Posseidon LLC	Marshall Islands	full	100.00%	NA	NA
Victory Ltd.	Bermuda	full	100.00%	NA	NA
Vision Ltd.	Marshall Islands	full	100.00%	NA	NA
GMR Spartiate LLC	Marshall Islands	full	100.00%	NA	NA
GMR Maniate LLC	Marshall Islands	full	100.00%	NA	NA
GMR St Nikolas LLC	Marshall Islands	full	100.00%	NA	NA
GMR George T LLC	Marshall Islands	full	100.00%	NA	NA
GMR Kara G LLC	Liberia	full	100.00%	NA	NA
GMR Harriet G LLC	Liberia	full	100.00%	NA	NA
GMR Orion LLC	Marshall Islands	full	100.00%	NA	NA
GMR Argus LLC	Marshall Islands	full	100.00%	NA	NA
GMR Spyridon LLC	Marshall Islands	full	100.00%	NA	NA
GMR Horn LLC	Marshall Islands	full	100.00%	NA	NA
GMR Phoenix LLC	Marshall Islands	full	100.00%	NA	NA
GMR Strength LLC	Liberia	full	100.00%	NA	NA
GMR Daphne LLC	Marshall Islands	full	100.00%	NA	NA

GMR Defiance LLC	Liberia	full	100.00%	NA	NA
GMR Elektra LLC	Marshall Islands	full	100.00%	NA	NA
Companion Ltd.	Bermuda	full	100.00%	NA	NA
Compatriot Ltd.	Bermuda	full	100.00%	NA	NA
Consul Ltd.	Bermuda	full	100.00%	NA	NA
GMR Agamemnon LLC	Liberia	full	100.00%	NA	NA
Gener8 Neptune LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Athena LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Apollo LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Ares LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Hera LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Constantine LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Oceanus LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Nestor LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Nautilus LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Macedon LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Noble LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Ethos LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Perseus LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Theseus LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Hector LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Strength Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Supreme Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Andriotis Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Militiades Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Success Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Chiotis Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 1 Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 2 Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 3 Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 4 Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 5 Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 6 Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 7 Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 8 Inc.	Marshall Islands	full	100.00%	NA	NA

Joint ventures
Kingswood Co. Ltd	Marshall Islands	equity	50.00%	50.00%	50.00%
TI Africa Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
TI Asia Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Tankers Agencies (UK) Ltd	UK	equity	50.00%	50.00%	NA
Tankers International LLC	Marshall Islands	equity	50.00%	50.00%	NA

Associates
Tankers International LLC	Marshall Islands	equity	NA	NA	40.00%

Disclosure of interests in joint ventures

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2018	December 31, 2017	December 31, 2016
Parent
Euronav NV	Belgium	full	100.00%	100.00%	100.00%

Subsidiaries
Euronav Tankers NV	Belgium	full	100.00%	100.00%	100.00%
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	UK	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Antwerp (branch office)
Euronav Ship Management Ltd	Liberia	full	100.00%	100.00%	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore	Singapore	full	100.00%	100.00%	100.00%
Fiorano Shipholding Ltd	Hong Kong	full	NA	100.00%	100.00%
Larvotto Shipholding Ltd	Hong Kong	full	NA	100.00%	100.00%
Euronav MI II Inc	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Maritime Subsidiary II Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Maritime Subsidiary New IV Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Maritime Management LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Maritime Subsidiary V Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Maritime Subsidiary VIII Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Maritime Subsidiary Inc.	Marshall Islands	full	100.00%	NA	NA
GMR Zeus LLC	Marshall Islands	full	100.00%	NA	NA
GMR Atlas LLC	Marshall Islands	full	100.00%	NA	NA
GMR Hercules LLC	Marshall Islands	full	100.00%	NA	NA
GMR Ulysses LLC	Marshall Islands	full	100.00%	NA	NA
GMR Posseidon LLC	Marshall Islands	full	100.00%	NA	NA
Victory Ltd.	Bermuda	full	100.00%	NA	NA
Vision Ltd.	Marshall Islands	full	100.00%	NA	NA
GMR Spartiate LLC	Marshall Islands	full	100.00%	NA	NA
GMR Maniate LLC	Marshall Islands	full	100.00%	NA	NA
GMR St Nikolas LLC	Marshall Islands	full	100.00%	NA	NA
GMR George T LLC	Marshall Islands	full	100.00%	NA	NA
GMR Kara G LLC	Liberia	full	100.00%	NA	NA
GMR Harriet G LLC	Liberia	full	100.00%	NA	NA
GMR Orion LLC	Marshall Islands	full	100.00%	NA	NA
GMR Argus LLC	Marshall Islands	full	100.00%	NA	NA
GMR Spyridon LLC	Marshall Islands	full	100.00%	NA	NA
GMR Horn LLC	Marshall Islands	full	100.00%	NA	NA
GMR Phoenix LLC	Marshall Islands	full	100.00%	NA	NA
GMR Strength LLC	Liberia	full	100.00%	NA	NA
GMR Daphne LLC	Marshall Islands	full	100.00%	NA	NA

GMR Defiance LLC	Liberia	full	100.00%	NA	NA
GMR Elektra LLC	Marshall Islands	full	100.00%	NA	NA
Companion Ltd.	Bermuda	full	100.00%	NA	NA
Compatriot Ltd.	Bermuda	full	100.00%	NA	NA
Consul Ltd.	Bermuda	full	100.00%	NA	NA
GMR Agamemnon LLC	Liberia	full	100.00%	NA	NA
Gener8 Neptune LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Athena LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Apollo LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Ares LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Hera LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Constantine LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Oceanus LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Nestor LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Nautilus LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Macedon LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Noble LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Ethos LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Perseus LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Theseus LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Hector LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Strength Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Supreme Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Andriotis Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Militiades Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Success Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Chiotis Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 1 Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 2 Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 3 Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 4 Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 5 Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 6 Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 7 Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 8 Inc.	Marshall Islands	full	100.00%	NA	NA

Joint ventures
Kingswood Co. Ltd	Marshall Islands	equity	50.00%	50.00%	50.00%
TI Africa Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
TI Asia Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Tankers Agencies (UK) Ltd	UK	equity	50.00%	50.00%	NA
Tankers International LLC	Marshall Islands	equity	50.00%	50.00%	NA

Associates
Tankers International LLC	Marshall Islands	equity	NA	NA	40.00%

(in thousands of USD)	2018	2017

Cash and cash equivalents of the joint ventures	6,227	8,608
Group's share of cash and cash equivalents	3,385	4,304
of which restricted cash	—	—
The following table summarizes the terms and debt repayment profile of the bank loans held by the joint ventures:

(in thousands of USD)				December 31, 2018			December 31, 2017
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
TI Asia Ltd revolving loan 54M*	USD	libor +2.0%	2022	45,671	45,671	45,283	—	—	—
TI Asia Ltd loan 54M	USD	libor +2.0%	2022	45,671	45,671	45,283	—	—	—
TI Africa Ltd revolving loan 56M*	USD	libor +2.0%	2022	47,362	47,362	46,974	—	—	—
TI Africa Ltd loan 56M*	USD	libor +2.0%	2022	47,362	47,362	46,974	—	—	—
Total interest-bearing bank loans				186,067	186,067	184,513	—	—	—
* The mentioned secured bank loans are subject to loan covenants.
The following table contains summarized financial information for all of the Group's joint ventures:

	Asset
(in thousands of USD)	Great Hope Enterprises Ltd	Kingswood Co. Ltd	Seven Seas Shipping Ltd	Fiorano Shipholding Ltd	Fontvieille Shipholding Ltd	Larvotto Shipholding Ltd	Moneghetti Shipholding Ltd	TI Africa Ltd	TI Asia Ltd	Total
At December 31, 2016
Percentage ownership interest	50%	50%	50%	50%	50%	50%	50%	50%	50%

Non-Current assets	—	946	—	—	—	—	—	198,826	192,344	392,116
of which Vessel	—	—	—	—	—	—	—	189,821	182,519	372,340
Current Assets	—	76	3,221	—	—	—	—	38,206	47,889	89,392
of which cash and cash equivalents	—	—	555	—	—	—	—	26,928	36,591	64,074
Non-Current Liabilities	—	—	946	—	—	—	—	276,498	132,763	410,207
Of which bank loans	—	—	—	—	—	—	—	—	—	—
Current Liabilities	—	2	132	—	—	—	—	863	76,899	77,896
Of which bank loans	—	—	—	—	—	—	—	—	75,343	75,343
Net assets (100%)	—	1,020	2,143	—	—	—	—	(40,329)	30,571	(6,595)

Group's share of net assets	—	510	1,072	—	—	—	—	(20,165)	15,285	(3,298)

Shareholders loans to joint venture	—	—	—	—	—	—	—	137,615	65,897	203,512

Net Carrying amount of interest in joint venture	—	510	1,072	—	—	—	—	—	15,285	16,867

Remaining shareholders loan to joint venture	—	—	—	—	—	—	—	117,451	65,897	183,348

Revenue	—	—	13,646	7,182	6,404	6,901	7,471	65,188	65,063	171,855
Depreciations and amortization	—	—	(3,344)	(2,047)	(2,037)	(1,929)	(2,049)	(18,209)	(17,933)	(47,548)
Interest Expense	—	—	(3)	(223)	(377)	(288)	(537)	(400)	(4,703)	(6,531)
Income tax expense	—	—	—	—	—	—	—	(326)	(106)	(432)
Profit (loss) for the period (100%)	(32)	12	7,469	1,146	500	1,082	1,270	36,515	32,359	80,322
Other comprehensive income (100%)	—	—	—	—	—		—	—	2,448	2,448

Group's share of profit (loss) for the period	(16)	6	3,735	573	250	541	635	18,257	16,180	40,161

Group's share of other comprehensive income	—	—	—	—	—	—	—	—	1,224	1,224

(in thousands of USD)	Kingswood Co. Ltd	Seven Seas Shipping Ltd	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 23)	TI LLC (see Note 23)	Total
At December 31, 2017
Percentage ownership interest	50%	50%	50%	50%	50%	50%

Non-Current assets	629	—	182,298	175,826	363	98	359,214
of which Vessel	—	—	171,612	164,587	—	—	336,199
Current Assets	—	993	12,639	10,521	149,650	1,108	174,912
of which cash and cash equivalents	—	689	4,062	1,968	1,889	—	8,608
Non-Current Liabilities	—	629	200,231	128,653	—	—	329,514
Of which bank loans	—	—	—	—	—	—	—
Current Liabilities	111	91	766	687	147,453	975	150,083
Of which bank loans	—	—	—	—	43,000	—	43,000
Net assets (100%)	518	273	(6,060)	57,007	2,560	232	54,530

Group's share of net assets	259	137	(3,030)	28,503	1,559	136	27,565

Shareholders loans to joint venture	—	—	100,115	62,647	—	—	162,762

Net Carrying amount of interest in joint venture	259	137	—	28,503	1,559	136	30,595

Remaining shareholders loan to joint venture	—	—	97,085	62,647	—	—	159,732

Revenue	—	61	61,015	58,011	—	—	119,087
Depreciations and amortization	—	—	(18,209)	(17,933)	—	—	(36,142)
Interest Expense	—	—	(90)	(1,961)	—	—	(2,052)
Income tax expense	—	—	383	(3,359)	—	—	(2,976)
Profit (loss) for the period (100%)	(2)	130	34,269	25,467	—	—	59,865
Other comprehensive income (100%)	—	—	—	966	—	—	966

Group's share of profit (loss) for the period	(1)	65	17,135	12,734	—	—	29,932

Group's share of other comprehensive income	—	—	—	483	—	—	483

(in thousands of USD)	Kingswood Co. Ltd	Seven Seas Shipping Ltd	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 23)	TI LLC (see Note 23)	Total
At December 31, 2018
Percentage ownership interest	50%	50%	50%	50%	50%	50%

Non-Current assets	522	—	154,553	147,962	306	—	303,343
of which Vessel	—	—	153,404	146,654	—	—	300,058
Current Assets	—	792	9,119	22,450	289,431	288	322,080
of which cash and cash equivalents	—	696	484	2,561	2,487	—	6,227
Non Current Liabilities	—	522	130,068	74,171	—	—	204,760
Of which bank loans	—	—	70,080	67,551	—	—	137,630
Current Liabilities	5	1	24,400	23,699	286,825	48	334,978
Of which bank loans	—	—	23,867	23,015	64,500	—	111,382
Net assets (100%)	517	269	9,205	72,543	2,912	240	85,685

Group's share of net assets	258	134	4,603	36,271	1,774	141	43,182

Shareholders loans to joint venture	—	—	28,665	—	—	—	28,665

Net Carrying amount of interest in joint venture	258	134	4,603	36,271	1,774	141	43,182

Remaining shareholders loan to joint venture	—	—	28,665	—	—	—	28,665

Revenue	—	1	49,129	49,180	749,229	—	847,540
Depreciations and amortization	—	—	(18,209)	(17,933)	(71)	—	(36,213)
Interest Expense	—	—	(3,857)	(3,733)	(2,571)	—	(10,161)
Income tax expense	—	—	(1,585)	(1,611)	(216)	—	(3,412)
Profit (loss) for the period (100%)	(2)	(5)	15,742	15,977	352	10	32,074
Other comprehensive income (100%)	—	—	(477)	(441)	—	—	(918)

Group's share of profit (loss) for the period	(1)	(2)	7,871	7,989	214	6	16,076

Group's share of other comprehensive income	—	—	(239)	(220)	—	—	(459)

(in thousands of USD)	December 31, 2018	December 31, 2017
Assets
Interest in joint ventures	43,182	30,595
Interest in associates	—	—
TOTAL ASSETS	43,182	30,595

Liabilities
Interest in joint ventures	—	—
Interest in associates	—	—
TOTAL LIABILITIES	—	—

Disclosure of interests in associates

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2018	December 31, 2017	December 31, 2016
Parent
Euronav NV	Belgium	full	100.00%	100.00%	100.00%

Subsidiaries
Euronav Tankers NV	Belgium	full	100.00%	100.00%	100.00%
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	UK	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Antwerp (branch office)
Euronav Ship Management Ltd	Liberia	full	100.00%	100.00%	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore	Singapore	full	100.00%	100.00%	100.00%
Fiorano Shipholding Ltd	Hong Kong	full	NA	100.00%	100.00%
Larvotto Shipholding Ltd	Hong Kong	full	NA	100.00%	100.00%
Euronav MI II Inc	Marshall Islands	full	100.00%	100.00%	NA
Gener8 Maritime Subsidiary II Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Maritime Subsidiary New IV Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Maritime Management LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Maritime Subsidiary V Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Maritime Subsidiary VIII Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Maritime Subsidiary Inc.	Marshall Islands	full	100.00%	NA	NA
GMR Zeus LLC	Marshall Islands	full	100.00%	NA	NA
GMR Atlas LLC	Marshall Islands	full	100.00%	NA	NA
GMR Hercules LLC	Marshall Islands	full	100.00%	NA	NA
GMR Ulysses LLC	Marshall Islands	full	100.00%	NA	NA
GMR Posseidon LLC	Marshall Islands	full	100.00%	NA	NA
Victory Ltd.	Bermuda	full	100.00%	NA	NA
Vision Ltd.	Marshall Islands	full	100.00%	NA	NA
GMR Spartiate LLC	Marshall Islands	full	100.00%	NA	NA
GMR Maniate LLC	Marshall Islands	full	100.00%	NA	NA
GMR St Nikolas LLC	Marshall Islands	full	100.00%	NA	NA
GMR George T LLC	Marshall Islands	full	100.00%	NA	NA
GMR Kara G LLC	Liberia	full	100.00%	NA	NA
GMR Harriet G LLC	Liberia	full	100.00%	NA	NA
GMR Orion LLC	Marshall Islands	full	100.00%	NA	NA
GMR Argus LLC	Marshall Islands	full	100.00%	NA	NA
GMR Spyridon LLC	Marshall Islands	full	100.00%	NA	NA
GMR Horn LLC	Marshall Islands	full	100.00%	NA	NA
GMR Phoenix LLC	Marshall Islands	full	100.00%	NA	NA
GMR Strength LLC	Liberia	full	100.00%	NA	NA
GMR Daphne LLC	Marshall Islands	full	100.00%	NA	NA

GMR Defiance LLC	Liberia	full	100.00%	NA	NA
GMR Elektra LLC	Marshall Islands	full	100.00%	NA	NA
Companion Ltd.	Bermuda	full	100.00%	NA	NA
Compatriot Ltd.	Bermuda	full	100.00%	NA	NA
Consul Ltd.	Bermuda	full	100.00%	NA	NA
GMR Agamemnon LLC	Liberia	full	100.00%	NA	NA
Gener8 Neptune LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Athena LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Apollo LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Ares LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Hera LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Constantine LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Oceanus LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Nestor LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Nautilus LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Macedon LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Noble LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Ethos LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Perseus LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Theseus LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Hector LLC	Marshall Islands	full	100.00%	NA	NA
Gener8 Strength Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Supreme Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Andriotis Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Militiades Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Success Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Chiotis Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 1 Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 2 Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 3 Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 4 Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 5 Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 6 Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 7 Inc.	Marshall Islands	full	100.00%	NA	NA
Gener8 Tankers 8 Inc.	Marshall Islands	full	100.00%	NA	NA

Joint ventures
Kingswood Co. Ltd	Marshall Islands	equity	50.00%	50.00%	50.00%
TI Africa Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
TI Asia Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Tankers Agencies (UK) Ltd	UK	equity	50.00%	50.00%	NA
Tankers International LLC	Marshall Islands	equity	50.00%	50.00%	NA

Associates
Tankers International LLC	Marshall Islands	equity	NA	NA	40.00%

(in thousands of USD)	December 31, 2018	December 31, 2017
Assets
Interest in joint ventures	43,182	30,595
Interest in associates	—	—
TOTAL ASSETS	43,182	30,595

Liabilities
Interest in joint ventures	—	—
Interest in associates	—	—
TOTAL LIABILITIES	—	—